Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives company' s property and equipment	12 Months Ended
Dec. 31, 2021
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives, description	Lesser of useful life or the term of the lease
Computer Equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Computer Equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Software [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and Fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years